Summary of Significant Accounting Policies - Schedule of Disaggregate Revenue (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Schedule of Disaggregate Revenue [Line Items]
Total revenue		$ 176,957,128	$ 62,377,390
Related Party [Member]
Schedule of Disaggregate Revenue [Line Items]
Total revenue		127,271,262	61,504,724
Sales of solar cells [Member] | Related Party [Member]
Schedule of Disaggregate Revenue [Line Items]
Total revenue		123,797,048	61,504,724
Provision of facilitation services [Member] | Related Party [Member]
Schedule of Disaggregate Revenue [Line Items]
Total revenue		3,474,214
Revenues to third parties [Member]
Schedule of Disaggregate Revenue [Line Items]
Total revenue		49,685,866	872,666
Revenues to third parties [Member] | Sales of solar cells [Member]
Schedule of Disaggregate Revenue [Line Items]
Total revenue		$ 49,685,866	$ 872,666